Filed pursuant to Rule 497(k)
File Nos. 333-270997; 811-23859

Ruk Strategic Growth ETF (RKSG)

(the “Fund”)

Supplement dated July 24, 2026 to the
Summary Prospectus dated March 31, 2026

Effective as of July 24, 2026, Emmett Flood will replace Dominic Dalmaso as the portfolio manager of the Ruk Strategic Growth ETF.

Accordingly, the “Portfolio Manager” information disclosed in the “Management” section of the Fund’s Summary Prospectus is replaced in the entirety with the following:

Portfolio Manager
Emmett Flood, Executive Vice President and Chief Financial Officer of Sound Capital Solutions, has managed the Fund since July 2026.

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Please retain this Supplement with your Summary Prospectus.
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